CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 16,662	$ 11,033
Marketable securities	31,267	12,966
Accounts receivables	713	1,968
Prepaid expenses and other current assets	2,439	1,004
TOTAL CURRENT ASSETS	51,081	26,971
NON-CURRENT ASSETS:
Restricted long-term deposits and cash equivalents	1,339	1,324
Property and equipment, net	130	140
Operating lease right-of-use assets	785	1,027
Other long-term assets	0	62
Funds in respect of employee rights upon retirement	421	393
TOTAL NON-CURRENT ASSETS	2,675	2,946
TOTAL ASSETS	53,756	29,917
CURRENT LIABILITIES:
Accounts payable	906	735
Other accounts payable	3,502	4,941
Current maturities of operating leases	519	495
TOTAL CURRENT LIABILITIES	4,927	6,171
LONG-TERM LIABILITIES:
Operating leases liabilities	251	496
Liability for employee rights upon retirement	482	439
TOTAL LONG-TERM LIABILITIES	733	935
TOTAL LIABILITIES	5,660	7,106
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 1 par value – authorized: 5,000,000 as of December 31, 2025 and June 30, 2026, respectively; issued and outstanding: 2,786,158 and 3,273,999 as of December 31, 2025 and June 30, 2026, respectively	1,393	774
Additional paid-in capital	291,121	259,047
Accumulated deficit	(244,418)	(237,010)
TOTAL SHAREHOLDERS' EQUITY	48,096	22,811
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 53,756	$ 29,917